Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities:
Net loss	$ (7,392)	$ (13,318)	$ (10,344)	$ (14,044)	$ (23,879)
Adjustments to profit and loss items:
Depreciation and amortization	402	394	780	752	1,860
Share-based compensation	755	862	1,399	1,706	3,108
Revaluation of warrants accounted at fair value	(2,811)	6,647	(7,747)	2,377	(2,158)
Revaluation of liabilities in respect of IIA grants	305	203	539	446	380
Financing expenses and exchange differences of lease liability	725	938	960	943	1,725
Increase (decrease) in severance pay liability, net	9	48	(147)	75	31
Other expenses (income)	0	0	0	4	(13)
Financial income, net	(391)	(424)	(925)	(942)	(1,891)
Un-realized foreign currency gain	(107)	(6)	(91)	(21)	(51)
Adjustments to profit and loss items, total	(1,113)	8,662	(5,232)	5,340	2,991
Changes in asset and liability items:
Decrease (increase) in trade receivables	(478)	(1,671)	(83)	(217)	3,211
Decrease (increase) in inventories	655	(263)	(31)	(1,151)	(1,363)
Decrease (increase) in other receivables	(567)	37	(1,300)	(341)	1,665
Increase (decrease) in trade payables and accrued expenses	37	794	(151)	691	2,350
Increase in grants received in advance	0	0	724	0	0
Increase (decrease) in other payables	(269)	3	536	(144)	(1,096)
Changes in asset and liability items, total	(622)	(1,100)	(305)	(1,162)	4,767
Net cash used in operating activities	(9,127)	(5,756)	(15,881)	(9,866)	(16,121)
Cash Flows from Investing Activities:
Purchase of property and equipment	(1,074)	(1,049)	(2,894)	(2,008)	(5,505)
Interest received	83	319	659	585	1,591
Proceeds from (investment in) short-term bank deposits, net	(1,400)	5,635	17,600	2,985	(14,036)
Net cash provided by (used in) investing activities	(2,391)	4,905	15,365	1,562	(17,950)
Cash Flows from Financing Activities:
Repayment of lease liabilities	(365)	(289)	(702)	(537)	(1,212)
Proceeds from exercise of warrants and share options	767	838	767	838	3,630
Proceeds from issuance of shares	0	0	0	0	27,416
Repayment of IIA grants	0	0	(84)	(114)	(214)
Net cash provided by (used in) financing activities	402	549	(19)	187	29,620
Exchange rate differences on cash and cash equivalent balances	109	2	80	21	95
Decrease in cash and cash equivalents	(11,007)	(300)	(455)	(8,096)	(4,356)
Balance of cash and cash equivalents at the beginning of the period	15,351	1,359	4,799	9,155	9,155
Balance of cash and cash equivalents at the end of the period	4,344	1,059	4,344	1,059	4,799
Supplemental disclosure of non-cash transactions:
ROU asset, net, recognized with corresponding lease liability	81	1,080	208	1,254	1,433
Purchase of property and equipment in trade payables	$ (169)	$ (91)	$ (395)	$ (249)	$ (268)